Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2022		17,130,316
Balance at Dec. 31, 2022	$ 203,966	$ 1,243,272	$ 9,212	$ 11,516	$ (1,024,716)	$ (35,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		44,186
Issuance of common shares on exercise of share units	0	$ 1,267	(1,267)
Stock-based compensation	1,727		1,727
Net loss for the year	(49,718)				(49,718)
Other comprehensive income (loss)	4,473					4,473
Balance (in shares) at Dec. 31, 2023		17,174,502
Balance at Dec. 31, 2023	160,448	$ 1,244,539	9,672	11,516	(1,074,434)	(30,845)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		108,432
Issuance of common shares on exercise of share units	0	$ 1,266	(1,266)
Stock-based compensation	1,066		1,066
Net loss for the year	(21,841)				(21,841)
Other comprehensive income (loss)	$ (2,648)					(2,648)
Balance (in shares) at Dec. 31, 2024	17,282,934	17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	9,472	11,516	(1,096,275)	(33,493)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		92,279
Issuance of common shares on exercise of share units	0	$ 988	(988)
Stock-based compensation	484		484
Net loss for the year	(61,626)				(61,626)
Other comprehensive income (loss)	$ (7,070)					(7,070)
Balance (in shares) at Dec. 31, 2025	17,375,213	17,375,213
Balance at Dec. 31, 2025	$ 68,813	$ 1,246,793	$ 8,968	$ 11,516	$ (1,157,901)	$ (40,563)